Employee Benefits - Summary of Employee Benefit Costs (Detail) - INR (₨) ₨ in Millions		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure Of employee benefits cost [Line Items]
Employee benefit cost	[1]	₨ 555,855	₨ 533,477	₨ 549,301
Cost of revenues [member]
Disclosure Of employee benefits cost [Line Items]
Employee benefit cost		480,122	452,800	459,466
Selling and marketing expenses [member]
Disclosure Of employee benefits cost [Line Items]
Employee benefit cost		43,060	47,788	51,224
General and administrative expenses [member]
Disclosure Of employee benefits cost [Line Items]
Employee benefit cost		₨ 32,673	₨ 32,889	₨ 38,611

[1]	Employee compensation includes impact of past service cost on gratuity and remeasurement of leave encashment due to implementation of new labour code amounting to ₹ 2,756 for the year ended March 31, 2026.